Accrued and other liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and other liabilities	Accrued and other liabilities
Accrued and other liabilities consist of the following:

Year ended December 31 (€, in millions)	2022	2023
Costs to be paid[1]	511.6	632.7
Personnel-related items	1,070.9	1,328.5
Derivative financial instruments[2]	261.2	156.7
Operating lease liabilities[3]	196.7	227.2
Provisions	90.5	76.7
Standard warranty reserve	143.6	142.3
Other	56.3	14.4
Accrued and other liabilities	2,330.8	2,578.5
Less: non-current portion of accrued and other liabilities	454.9	401.2
Current portion of accrued and other liabilities	1,875.9	2,177.4
1.Costs to be paid includes an amount payable to related parties. For further details see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments see Note 25 Financial risk management.
3.For further details on lease liabilities see Note 14 Right-of-use assets and lease liabilities.
Costs to be paid represent ASML’s estimate of contractual liability as of the reporting date, to be settled in a future period, based upon the underlying terms and conditions. Costs to be paid as of December 31, 2023, include Value
Added Tax (VAT) payables and accrued costs for unbilled services provided by suppliers including contracted labor, outsourced services and consultancy.
Personnel-related items mainly consist of accrued annual STI bonus plans, accrued vacation days, accrued pension premiums, accrued wage tax and accrued vacation allowance. The increase in the accrued personnel-related items compared to prior year is mainly of an increase in the number of our employees to support the continued growth of our business.
The standard warranty reserve is based on historical product performance and total expected costs to fulfill our warranty obligation. Annually, we assess and update the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs. Total changes in standard warranty reserve for the years 2023 and 2022, are as follows:

Year ended December 31 (€, in millions)	2022	2023
Balance at beginning of year	145.3	143.6
Additions for the year	191.5	232.2
Utilization of the reserve	(193.5)	(233.3)
Effect of exchange rates	0.3	(0.2)
Balance at end of year	143.6	142.3